38
                         UNITED STATES
                SECURITIES AND EXCHANGE COMMISSION
                    Washington, D.C.  20549

                             Form 13F
                       Form 13 F COVER PAGE

Report for the Calendar Year or Quarter Ended:    March 31, 2001

Check here if Amendment [   ]; Amendment Number:
This Amendment (Check only one.):        [   ] is a restatement.
                                         [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             SF Advisory Corp. II
Address:          591 Redwood Highway, Suite 3215
                  Mill Valley, CA 94941

Form 13F File  Number:  28-4166

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        William J. Patterson
Title:       Vice President
Phone:       (415) 383-6600

Signature, Place, and Date of Signing:

 /s/ William J. Patterson       Mill Valley, CA       4/27/2001
-------------------------       ---------------       ---------
       [Signature]               [City, State]         [Date]

Report Type (Check only one.):

[   ] 13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number            Name
28 - 4162                       SPO Partners & Co.